UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
November 30, 2023
Institutional Floating Rate Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Floating Rate Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.
com/personal-investing/help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Institutional Floating Rate Fund
Market Commentary

Dear Investor
Major global stock and bond indexes produced mixed
returns during the first half of your fund’s fiscal year, the six-
month period ended November 30, 2023. Nearly all equity
benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered
from the failure of three large regional banks earlier in
the year and recorded the best results for the period. The
information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for
artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts
in emerging markets, although emerging Europe and Latin
America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets
during the period, with gross domestic product growth
coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were
also broadly supportive. Although year-over-year earnings
growth contracted in the first and second quarters of 2023,
results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and
policymakers, but lower-than-expected inflation data in
November helped spur a rally late in the period as many
investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in
November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year Treasury note
briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds
produced solid returns, supported by the higher coupons
that have become available over the past year as well as
by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience
in 2023, but considerable uncertainty remains as we look
ahead. Geopolitical events, the path of monetary policy,
and the impact of the Fed’s rate hikes on the economy all
raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool
for identifying risks and opportunities, and our investment
teams will continue to use fundamental research to help
identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning
that we previously included in the semiannual shareholder
letters. The Securities and Exchange Commission adopted
new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund
letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Floating Rate Fund
Portfolio Summary

Note: © 2023, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
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ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers (“Content
Providers”) do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.
CREDIT QUALITY DIVERSIFICATION
... Percent of Net Assets
5/31/23 11/30/23
BBB/BB Rated and Above 2.6% 3.2%
BB Rated 11.7  14.0
BB/B Rated 7.5  7.1
B Rated 54.6  56.2
B/CCC Rated 1.2  2.0
CCC Rated and Below 12.0  9.5
Credit Default Swaps — —
Equities 0.2  0.1
Not Rated 3.8  3.4
Short-Term Holdings 6.4  4.5
Sources: Credit ratings for the securities held in the fund are provided by Moody’s and Standard & Poor’s and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-
rated securities. Split ratings (e.g., BB/B and B/CCC) are assigned when Moody’s and S&P differ. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The fund is not rated by any agency.
Short-term holdings are not rated.
Historical weightings reflect current ratings.
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
11/30/23
UKG 4.3%
Hub International 3.3
Applied Systems 2.5
Asurion 2.5
AssuredPartners 2.0
United Airlines 1.8
UFC 1.8
Epicor Software 1.7
USI Advantage 1.5
Filtration Group 1.4
Cloud Software 1.4
BMC Software 1.3
American Airlines 1.3
Alliant Holdings 1.2
Charter Next Generation 1.2
Duravant 1.2
CDK Global 1.2
GTCR W-2 Merger Sub 1.1
Medline Industries 1.1
Ascend Learning 1.1
Acrisure 1.1
Rivian Automotive 1.1
Gainwell 1.0
Ellucian 1.0
AthenaHealth Group 0.9
Total 40.0%
Note: The information shown does not reflect any exchange-traded funds
(ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the
Portfolio of Investments under their subsidiaries.

T. ROWE PRICE Institutional Floating Rate Fund

3
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class
(Institutional Class) charges no distribution and service (12b-1) fee, F Class shares must be purchased through a financial intermediary and impose no
12b-1 fee but may make administrative fee payments at an annual rate of up to 0.15% of the class’s average daily net assets, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of
T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or
administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL FLOATNG RATE FUND
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses
Paid During
Period*
6/1/23 to
11/30/23
Institutional Class
Actual $1,000.00 $1,067.40 $2.95
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.15   2.88
F Class
Actual   1,000.00   1,066.80   3.62
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.50   3.54
Z Class
Actual   1,000.00   1,071.50   0.10
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,024.90   0.10
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.
The annualized expense ratio of the

Institutional Class was 0.57%, the

F Class was 0.70%, and the

Z Class was 0.02%.

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
t
Institutional Class
. 6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9.19 $ 9.34 $ 9.77 $ 9.30 $ 9.84 $ 9.98
Investment activities
Net investment income
(1)(2)
0.43 0.66 0.39 0.40 0.47 0.52
Net realized and unrealized gain/
loss 0.18 (0.14) (0.43) 0.47 (0.55) (0.14)
Total from investment activities 0.61 0.52 (0.04) 0.87 (0.08) 0.38
Distributions
Net investment income (0.42) (0.67) (0.39) (0.40) (0.46) (0.52)
NET ASSET VALUE
End of period $ 9.38 $ 9.19 $ 9.34 $ 9.77 $ 9.30 $ 9.84
Ratios/Supplemental Data
Total return
(2)(3)
6.74% 5.80% (0.52)% 9.46% (0.83)% 3.97%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.57%
(4)
0.57% 0.57% 0.58% 0.58% 0.57%
Net expenses after waivers/
payments by Price Associates 0.57%
(4)
0.57% 0.57% 0.58% 0.58% 0.57%
Net investment income 9.10%
(4)
7.17% 3.98% 4.12% 4.87% 5.25%
Portfolio turnover rate 27.2% 34.3% 45.5% 62.6% 72.6% 58.8%
Net assets, end of period (in millions) $ 3,642 $ 3,674 $ 5,990 $ 3,505 $ 1,704 $ 3,376
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
F Class
. 6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9.18 $ 9.34 $ 9.76 $ 9.29 $ 9.83 $ 9.98
Investment activities
Net investment income
(1)(2)
0.42 0.64 0.38 0.39 0.46 0.51
Net realized and unrealized gain/
loss 0.18 (0.14) (0.43) 0.46 (0.55) (0.15)
Total from investment activities 0.60 0.50 (0.05) 0.85 (0.09) 0.36
Distributions
Net investment income (0.41) (0.66) (0.37) (0.38) (0.45) (0.51)
NET ASSET VALUE
End of period $ 9.37 $ 9.18 $ 9.34 $ 9.76 $ 9.29 $ 9.83
Ratios/Supplemental Data
Total return
(2)(3)
6.68% 5.55% (0.54)% 9.33% (0.95)% 3.74%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.70%
(4)
0.70% 0.68% 0.72% 0.70% 0.69%
Net expenses after waivers/
payments by Price Associates 0.70%
(4)
0.70% 0.68% 0.72% 0.70% 0.69%
Net investment income 8.97%
(4)
6.91% 3.88% 4.01% 4.73% 5.14%
Portfolio turnover rate 27.2% 34.3% 45.5% 62.6% 72.6% 58.8%
Net assets, end of period (in millions) $ 300 $ 355 $ 739 $ 622 $ 372 $ 488
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
. 6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
3/10/20
(1)
Through
5/31/20 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 9.17 $ 9.34 $ 9.77 $ 9.30 $ 9.45
Investment activities
Net investment income
(2)(3)
0.45 0.65 0.44 0.45 0.10
Net realized and unrealized gain/loss 0.20 (0.10) (0.43) 0.47 (0.15)
Total from investment activities 0.65 0.55 0.01 0.92 (0.05)
Distributions
Net investment income (0.45) (0.72) (0.44) (0.45) (0.10)
NET ASSET VALUE
End of period $ 9.37 $ 9.17 $ 9.34 $ 9.77 $ 9.30
Ratios/Supplemental Data
Total return
(3)(4)
7.15% 6.12% 0.02% 10.06% (0.46)%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.57%
(5)
0.57% 0.57% 0.59% 0.57%
(5)
Net expenses after waivers/payments by Price
Associates 0.02%
(5)
0.02% 0.02% 0.04% 0.02%
(5)
Net investment income 9.65%
(5)
7.04% 4.51% 4.68% 5.21%
(5)
Portfolio turnover rate 27.2% 34.3% 45.5% 62.6% 72.6%
Net assets, end of period (in thousands) $ 304 $ 284 $ 294,390 $ 637,991 $ 666,099
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Institutional Floating Rate Fund
November 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 85.3% (1)
Aerospace & Defense 2.0%
Apple Bidco, FRN, 1M TSFR + 2.75%,
8.213%, 9/22/28  3,935 3,907
Apple Bidco, FRN, 1M TSFR + 4.00%,
9.348%, 9/22/28  3,915 3,912
Bleriot U.S. Bidco, FRN, 3M TSFR +
4.00%, 9.652%, 10/30/28  5,671 5,682
Brown Group Holding, FRN, 1M TSFR
+ 3.75%, 9.127%, 7/2/29  3,746 3,746
Dynasty Acquisition, FRN, 1M TSFR +
4.00%, 9.348%, 8/24/28  34,026 33,970
Peraton, FRN, 1M TSFR + 3.75%,
9.198%, 2/1/28  5,551 5,512
Peraton, FRN, 3M TSFR + 7.75%,
13.222%, 2/1/29  3,887 3,792
TransDigm, FRN, 1M TSFR + 3.25%,
2/28/31  (2) 5,565 5,559
TransDigm, FRN, 1M TSFR + 3.25%,
8.64%, 2/22/27  898 899
TransDigm, FRN, 1M TSFR + 3.25%,
8.64%, 8/24/28  11,841 11,844
78,823
Airlines 3.2%
AAdvantage Loyalty IP, FRN, 3M TSFR
+ 4.75%, 10.427%, 4/20/28  48,920 49,592
Mileage Plus Holdings, FRN, 3M TSFR
+ 5.25%, 10.798%, 6/21/27  40,810 42,019
SkyMiles IP, FRN, 1M TSFR + 3.75%,
9.166%, 10/20/27  9,257 9,451
United Airlines, FRN, 3M TSFR +
3.75%, 9.207%, 4/21/28  26,074 26,044
127,106
Automotive 2.7%
Adient U.S., FRN, 1M TSFR + 3.25%,
8.713%, 4/10/28  2,164 2,164
Autokiniton U.S. Holdings, FRN, 1M
TSFR + 4.50%, 9.963%, 4/6/28  (2) 14,270 14,273
Belron Luxembourg, FRN, 3M TSFR +
2.75%, 8.245%, 4/18/29  6,194 6,201
Clarios Global, FRN, 1M TSFR +
3.75%, 9.098%, 5/6/30  7,885 7,891
Dexko Global, FRN, 3M TSFR + 3.75%,
9.402%, 10/4/28  3,445 3,375
Fastlane Parent, FRN, 1M TSFR +
4.50%, 9.848%, 9/29/28  3,527 3,483
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 4.00%, 9.463%,
5/4/28  (2) 23,808 23,734
Tenneco, FRN, 1M TSFR + 5.00%,
10.469%, 11/17/28  (2) 15,950 13,234
Wand NewCo 3, FRN, 1M TSFR +
2.75%, 8.207%, 2/5/26  34,071 34,073
108,428
Broadcasting 3.0%
Clear Channel Outdoor Holdings, FRN,
3M TSFR + 3.50%, 9.145%, 8/21/26  19,569 19,178
CMG Media, FRN, 3M TSFR + 3.50%,
8.99%, 12/17/26  32,826 30,111
Par/Shares $ Value
(Amounts in 000s)
‡
iHeartCommunications, FRN, 1M
TSFR + 3.25%, 8.713%, 5/1/26  21,541 17,825
NEP Group, FRN, 1M TSFR + 7.00%,
12.463%, 10/19/26  3,845 2,945
Neptune Bidco U.S., FRN, 1M TSFR +
5.00%, 10.507%, 4/11/29  22,860 20,470
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 15.257%, 10/11/29  (3)(4) 9,435 9,246
Univision Communications, FRN, 1M
TSFR + 3.25%, 8.713%, 3/15/26  6,102 6,091
Univision Communications, FRN, 1M
TSFR + 3.25%, 8.713%, 1/31/29  6,414 6,347
Univision Communications, FRN, 3M
TSFR + 4.25%, 9.64%, 6/24/29  6,115 6,103
118,316
Building Products 0.2%
Hunter Douglas, FRN, 3M TSFR +
3.50%, 8.88%, 2/26/29  6,653 6,417
Summit Materials, FRN, 1M TSFR +
3.00%, 8.571%, 12/14/27  1,102 1,102
Summit Materials, FRN, 1M USD
LIBOR + 2.50%, 11/30/28  (2)(3) 2,310 2,310
9,829
Cable Operators 2.0%
Altice Financing, FRN, 1M TSFR +
5.00%, 10.394%, 10/31/27  6,667 6,359
Altice Financing, FRN, 3M EURIBOR +
5.00%, 8.934%, 10/31/27 (EUR)  4,015 4,152
Altice France, FRN, 1M TSFR + 5.50%,
10.894%, 8/15/28  (2) 29,155 24,836
CSC Holdings, FRN, 1M TSFR +
2.25%, 7.687%, 1/15/26  6,129 5,941
CSC Holdings, FRN, 1M TSFR +
2.50%, 7.937%, 4/15/27  6,184 5,779
CSC Holdings, FRN, 1M TSFR +
4.50%, 9.823%, 1/18/28  4,155 3,997
CSC Holdings, FRN, 1M USD LIBOR +
2.25%, 7.687%, 7/17/25  7,339 7,161
Directv Financing, FRN, 1M TSFR +
5.00%, 10.645%, 8/2/27  10,247 10,069
Radiate Holdco, FRN, 1M TSFR +
3.25%, 8.713%, 9/25/26  12,047 9,218
77,512
Chemicals 2.0%
Aruba Investments Holdings, FRN, 1M
TSFR + 4.00%, 9.448%, 11/24/27  7,090 6,975
Aruba Investments Holdings, FRN, 1M
TSFR + 7.75%, 13.198%, 11/24/28  4,525 4,187
Avient, FRN, 1M TSFR + 2.50%, 7.89%,
8/29/29  5,215 5,220
Axalta Coating Systems U.S. Holdings,
FRN, 1M TSFR + 2.50%, 7.89%,
12/20/29  8,295 8,308
Nouryon USA, FRN, 1M TSFR + 4.00%,
9.441%, 4/3/28  5,800 5,755
Nouryon USA, FRN, 1M TSFR + 4.00%,
9.467%, 4/3/28  (2) 22,876 22,683
Windsor Holdings III, FRN, 3M TSFR +
4.50%, 9.841%, 8/1/30  11,565 11,581

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
WR Grace Holdings, FRN, 3M TSFR +
3.75%, 9.402%, 9/22/28  13,602 13,541
78,250
Consumer Products 0.6%
ABG Intermediate Holdings 2, FRN, 1M
TSFR + 4.00%, 9.448%, 12/21/28  6,919 6,939
Hanesbrands, FRN, 1M TSFR + 3.75%,
9.098%, 3/8/30  4,856 4,722
Life Time, FRN, 1M TSFR + 4.75%,
10.623%, 1/15/26  9,174 9,173
Topgolf Callaway Brands, FRN, 1M
TSFR + 3.50%, 8.948%, 3/15/30  3,309 3,299
24,133
Container 1.4%
Albea Beauty Holdings, FRN, 3M
EURIBOR + 5.00%, 8.972%, 12/31/27
(EUR)  3,880 4,191
Charter Next Generation, FRN, 1M
TSFR + 3.75%, 9.213%, 12/1/27  47,524 47,307
Proampac PG Borrower, FRN, 1M
TSFR + 4.50%, 9.881%, 9/15/28  3,829 3,799
55,297
Energy 2.1%
Brazos Delaware II, FRN, 1M TSFR +
3.75%, 9.08%, 2/11/30  7,950 7,947
CQP Holdco, FRN, 1M TSFR + 3.50%,
8.99%, 6/5/28  8,393 8,407
EPIC Crude Services, FRN, 6M TSFR +
5.00%, 10.929%, 3/2/26  (2) 7,975 7,889
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 4.50%, 9.943%, 9/19/29  12,529 12,505
Medallion Midland Acquisition, FRN,
3M TSFR + 3.75%, 9.402%, 10/18/28  18,896 18,909
Northriver Midstream Finance, FRN,
1M TSFR + 3.00%, 8.395%, 8/16/30  11,312 11,307
Prairie ECI Acquiror, FRN, 1M TSFR +
4.75%, 10.198%, 3/11/26  12,970 12,947
Whitewater Whistler Holdings, FRN,
1M TSFR + 2.75%, 8.146%, 2/15/30  2,299 2,298
82,209
Entertainment & Leisure 5.4%
Cinemark USA, FRN, 1M TSFR +
3.75%, 9.111%, 5/24/30  10,050 10,049
Crown Finance U.S., FRN, 1M TSFR +
8.50%, 7/31/28  (2) 5,810 5,915
Delta 2, FRN, 1M TSFR + 2.25%,
7.598%, 1/15/30  34,583 34,594
Motion Finco, FRN, 3M TSFR + 3.25%,
8.903%, 11/12/26  (2) 21,388 21,323
Pug, FRN, 1M TSFR + 3.50%, 8.963%,
2/12/27  (2) 11,839 11,447
Pug, FRN, 1M TSFR + 4.25%, 9.713%,
2/12/27  (3) 16,580 16,041
SeaWorld Parks & Entertainment, FRN,
1M TSFR + 3.00%, 8.463%, 8/25/28  26,885 26,845
UFC Holdings, FRN, 1M TSFR +
2.75%, 8.399%, 4/29/26  69,258 69,337
Par/Shares $ Value
(Amounts in 000s)
‡
William Morris Endeavor
Entertainment, FRN, 1M TSFR +
2.75%, 8.213%, 5/18/25  17,822 17,798
213,349
Financial 11.3%
Acrisure, FRN, 1M USD LIBOR +
3.50%, 9.15%, 2/15/27  855 846
Acrisure, FRN, 1M USD LIBOR +
3.75%, 9.40%, 2/15/27  4,181 4,165
Acrisure, FRN, 1M USD LIBOR +
4.25%, 9.90%, 2/15/27  18,713 18,659
Alliant Holdings Intermediate, FRN, 1M
TSFR + 3.50%, 8.831%, 11/5/27  (2) 8,010 8,015
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.50%, 8.963%, 11/5/27  30,115 30,127
Aretec Group, FRN, 1M TSFR + 4.50%,
9.948%, 8/9/30  4,165 4,096
Armor Holdco, FRN, 6M TSFR +
4.50%, 10.087%, 12/11/28  4,083 4,086
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.848%, 2/12/27  11,387 11,379
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.963%, 2/12/27  18,160 18,145
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.963%, 2/12/27  6,894 6,885
AssuredPartners, FRN, 1M TSFR +
3.75%, 9.098%, 2/12/27  (2) 30,231 30,246
Citadel Securities, FRN, 1M TSFR +
2.50%, 7.963%, 7/29/30  4,017 4,015
Citco Funding, FRN, 1M TSFR +
3.50%, 8.887%, 4/27/28  4,283 4,285
Citco Group, FRN, 1M TSFR + 3.25%,
8.637%, 4/27/28  6,645 6,653
Claros Mortgage Trust, FRN, 1M TSFR
+ 4.50%, 9.941%, 8/9/26  (3) 4,453 4,197
Edelman Financial Engines Center,
FRN, 1M TSFR + 3.50%, 8.963%,
4/7/28  8,205 8,115
Edelman Financial Engines Center,
FRN, 1M TSFR + 6.75%, 12.213%,
7/20/26  18,194 18,103
EIG Management, FRN, 1M TSFR +
3.75%, 9.198%, 2/24/25  (3) 7,365 7,347
Focus Financial Partners, FRN, 1M
TSFR + 3.25%, 8.598%, 6/30/28  (2) 13,943 13,933
Hightower Holding, FRN, 3M TSFR +
4.00%, 9.38%, 4/21/28  2,710 2,695
HUB International, FRN, 1M TSFR +
4.25%, 9.662%, 6/20/30  101,512 101,889
HUB International, FRN, 3M TSFR +
4.00%, 9.369%, 11/10/29  14,684 14,722
Jane Street Group, FRN, 1M TSFR +
2.75%, 8.213%, 1/26/28  12,081 12,083
Jones Deslauriers Insurance
Management, FRN, 1M TSFR + 4.25%,
9.624%, 3/15/30  (2) 12,186 12,201
Osaic Holdings, FRN, 1M TSFR +
4.50%, 9.848%, 8/17/28  5,844 5,846
Ryan Specialty, FRN, 1M TSFR +
3.00%, 8.448%, 9/1/27  4,044 4,044

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sedgwick Claims Management
Services, FRN, 1M TSFR + 3.75%,
9.098%, 2/24/28  27,756 27,777
Tegra118 Wealth Solutions, FRN, 3M
TSFR + 4.00%, 9.372%, 2/18/27  5,001 4,700
USI, FRN, 1M TSFR + 3.25%, 8.64%,
9/13/30  (2) 21,340 21,288
USI, FRN, 1M TSFR + 3.75%, 9.14%,
11/22/29  35,671 35,634
446,176
Food 1.0%
Naked Juice, FRN, 3M TSFR + 6.00%,
11.49%, 1/24/30  6,679 5,306
Primary Products Finance, FRN, 3M
TSFR + 4.00%, 9.546%, 4/1/29  8,104 8,100
Simply Good Foods USA, FRN, 1M
TSFR + 2.50%, 7.952%, 3/17/27  6,705 6,693
Triton Water Holdings, FRN, 1M TSFR
+ 3.25%, 8.902%, 3/31/28  17,844 17,532
Woof Holdings, FRN, 1M TSFR +
3.75%, 9.397%, 12/21/27  4,362 3,533
41,164
Gaming 1.8%
Caesars Entertainment, FRN, 1M TSFR
+ 3.25%, 8.698%, 2/6/30  10,925 10,922
Great Canadian Gaming, FRN, 3M
TSFR + 4.00%, 9.658%, 11/1/26  15,428 15,453
HRNI Holdings, FRN, 3M TSFR +
4.25%, 9.698%, 12/11/28  (2) 18,186 17,708
Light & Wonder International, FRN, 1M
TSFR + 3.00%, 8.422%, 4/14/29  8,310 8,311
Ontario Gaming GTA, FRN, 1M TSFR +
4.25%, 9.64%, 8/1/30  8,520 8,536
Playtika Holding, FRN, 1M TSFR +
2.75%, 8.213%, 3/13/28  4,118 4,088
Scientific Games Holdings, FRN, 3M
TSFR + 3.25%, 8.664%, 4/4/29  4,031 4,008
69,026
Health Care 8.9%
AthenaHealth Group, FRN, 1M TSFR +
3.25%, 8.598%, 2/15/29  36,495 35,786
Auris Luxembourg III, FRN, 6M TSFR +
3.75%, 9.618%, 2/27/26  15,935 15,592
Azalea Topco, FRN, 1M TSFR + 3.75%,
9.198%, 7/24/26  4,269 4,139
Azalea Topco, FRN, 1M TSFR + 3.75%,
9.213%, 7/24/26  8,114 7,850
Bausch + Lomb, FRN, 1M TSFR +
3.25%, 8.755%, 5/10/27  6,724 6,511
Financiere Mendel, FRN, SOFR +
4.25%, 9.616%, 11/30/30  4,400 4,385
Gainwell Acquisition, FRN, 3M TSFR +
4.00%, 9.49%, 10/1/27  42,036 40,459
Heartland Dental, FRN, 1M TSFR +
5.00%, 10.331%, 4/28/28  18,898 18,591
ICON Luxembourg, FRN, 3M TSFR +
2.25%, 7.902%, 7/3/28  5,205 5,212
LifePoint Health, FRN, 1M TSFR +
3.75%, 9.137%, 11/16/28  10,335 9,873
Par/Shares $ Value
(Amounts in 000s)
‡
MED ParentCo, FRN, 1M TSFR +
4.25%, 9.713%, 8/31/26  7,572 7,358
MED ParentCo, FRN, 1M TSFR +
8.25%, 13.713%, 8/30/27  2,000 1,787
Medline Borrower, FRN, 1M TSFR +
3.00%, 8.463%, 10/23/28  (2) 43,159 43,153
PetVet Care Centers, FRN, 1M TSFR +
6.00%, 10/24/30  (2) 5,435 5,425
Phoenix Newco, FRN, 1M TSFR +
3.25%, 8.713%, 11/15/28  15,961 15,939
Phoenix Newco, FRN, 3M TSFR +
6.50%, 11.963%, 11/15/29  18,085 17,814
Project Ruby Ultimate Parent, FRN, 1M
TSFR + 3.25%, 8.713%, 3/10/28  6,031 5,977
SAM Bidco, FRN, 1M TSFR + 4.75%,
10.136%, 12/13/27  (3) 13,993 13,993
Select Medical, FRN, 1M TSFR +
3.00%, 8.348%, 3/6/27  3,971 3,967
Southern Veterinary Partners, FRN, 1M
TSFR + 7.75%, 10/5/28  (2) 2,311 2,290
Star Parent, FRN, 1M TSFR + 4.00%,
9.386%, 9/27/30  14,275 13,940
Sunshine Luxembourg VII, FRN, 3M
TSFR + 3.50%, 8.99%, 10/1/26  22,278 22,343
Surgery Center Holdings, FRN, 1M
TSFR + 3.75%, 9.205%, 8/31/26  (2) 23,901 23,898
VetStrategy Canada Holdings, FRN,
1M USD LIBOR + 5.50%, 11/16/28  (2) 5,305 5,262
Waystar Technologies, FRN, 1M TSFR
+ 4.00%, 9.463%, 10/22/26  17,710 17,737
349,281
Information Technology 13.0%
Applied Systems, FRN, 3M TSFR +
4.50%, 9.89%, 9/18/26  55,950 56,125
Applied Systems, FRN, 3M TSFR +
6.75%, 12.14%, 9/17/27  41,948 42,105
AppLovin, FRN, 1M TSFR + 3.10%,
8.448%, 10/25/28  8,191 8,187
Boxer Parent, FRN, 1M TSFR + 3.75%,
9.213%, 10/2/25  30,387 30,376
Boxer Parent, FRN, 1M TSFR + 5.50%,
10.963%, 2/27/26  18,020 17,941
Capstone Borrower, FRN, 1M TSFR +
3.75%, 9.14%, 6/17/30  10,030 9,961
Central Parent, FRN, 1M TSFR +
4.00%, 9.406%, 7/6/29  42,642 42,649
Cloud Software Group, FRN, 3M TSFR
+ 4.50%, 9.99%, 3/30/29  (2) 50,880 48,665
ConnectWise, FRN, 1M TSFR + 3.50%,
8.963%, 9/29/28  6,640 6,475
Conservice Midco, FRN, 3M TSFR +
4.25%, 9.698%, 5/13/27  2,783 2,780
Delta Topco, FRN, 3M TSFR + 7.25%,
12.621%, 12/1/28  15,365 15,320
Delta Topco, FRN, 6M TSFR + 3.75%,
12/1/27  (2) 5,896 5,855
ECI Macola, FRN, 3M TSFR + 3.75%,
9.402%, 11/9/27  12,042 12,004
Epicor Software, FRN, 1M TSFR +
3.25%, 8.713%, 7/30/27  (2) 60,936 61,029

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Epicor Software, FRN, 1M TSFR +
3.75%, 9.098%, 7/30/27  5,100 5,129
Gen Digital, FRN, 1M TSFR + 1.50%,
6.948%, 9/10/27  8,258 8,225
Go Daddy Operating, FRN, 1M TSFR +
2.50%, 7.848%, 11/9/29  7,425 7,434
Infinite Bidco, FRN, 3M TSFR + 7.00%,
12.645%, 3/2/29  7,387 6,316
McAfee, FRN, 1M TSFR + 3.75%,
9.193%, 3/1/29  26,149 25,771
MH Sub I, FRN, 1M TSFR + 6.25%,
11.598%, 2/23/29  3,679 3,302
Mosel Bidco, FRN, 1M TSFR + 4.75%,
10.136%, 9/16/30  (3) 3,150 3,146
Proofpoint, FRN, 1M TSFR + 6.25%,
11.713%, 8/31/29  4,115 4,132
RealPage, FRN, 1M TSFR + 3.00%,
8.463%, 4/24/28  18,394 17,923
RealPage, FRN, 1M TSFR + 6.50%,
11.963%, 4/23/29  17,500 17,361
Sophia, FRN, 1M TSFR + 4.25%,
9.598%, 10/7/27  10,675 10,642
Sophia, FRN, 3M TSFR + 3.50%,
8.948%, 10/7/27  (2) 27,622 27,630
Uber Technologies, FRN, 1M TSFR +
2.75%, 8.159%, 3/3/30  14,170 14,197
510,680
Lodging 0.8%
Aimbridge Acquisition, FRN, 1M TSFR
+ 3.75%, 9.213%, 2/2/26  18,721 17,363
Aimbridge Acquisition, FRN, 1M TSFR
+ 4.75%, 10.213%, 2/2/26  11,459 10,647
Four Seasons Hotels, FRN, 1M TSFR +
2.50%, 7.948%, 11/30/29  2,536 2,539
30,549
Manufacturing 3.9%
Emerald Debt Merger, FRN, 1M TSFR
+ 3.00%, 8.348%, 5/31/30  5,643 5,645
Engineered Machinery Holdings, FRN,
1M TSFR + 3.50%, 9.152%, 5/19/28  19,294 18,647
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.00%, 11.652%,
5/21/29  (3) 19,366 18,010
Engineered Machinery Holdings, FRN,
3M TSFR + 6.50%, 12.152%, 5/21/29  9,917 9,223
Filtration Group, FRN, 1M TSFR +
3.50%, 8.963%, 10/21/28  (2) 11,850 11,827
Filtration Group, FRN, 1M TSFR +
4.25%, 9.713%, 10/21/28  43,544 43,589
LTI Holdings, FRN, 1M TSFR + 3.50%,
8.963%, 9/6/25  17,703 16,578
LTI Holdings, FRN, 1M TSFR + 4.75%,
10.213%, 7/24/26  6,457 6,029
LTI Holdings, FRN, 1M TSFR + 6.75%,
12.213%, 9/6/26  4,979 4,369
Pro Mach Group, FRN, 1M TSFR +
4.00%, 9.463%, 8/31/28  9,445 9,447
Pro Mach Group, FRN, 1M TSFR +
5.00%, 10.448%, 8/31/28  (3) 2,055 2,060
Par/Shares $ Value
(Amounts in 000s)
‡
SRAM, FRN, 1M TSFR + 2.75%,
8.213%, 5/18/28  4,012 3,987
Watlow Electric Manufacturing, FRN,
1M TSFR + 3.75%, 9.402%, 3/2/28  (2) 4,043 3,998
153,409
Metals & Mining 0.4%
Arsenal AIC Parent, FRN, 1M TSFR +
4.50%, 9.848%, 8/18/30  (2) 15,540 15,537
15,537
Restaurants 1.7%
BCPE Grill Parent, FRN, 1M TSFR +
4.75%, 10.136%, 9/30/30  6,175 5,916
Dave & Buster's, FRN, 1M TSFR +
3.75%, 9.25%, 6/29/29  19,859 19,856
IRB Holding, FRN, 1M TSFR + 3.00%,
8.448%, 12/15/27  34,643 34,573
Tacala Investment, FRN, 1M TSFR +
4.00%, 9.463%, 2/5/27  3,572 3,572
Tacala Investment, FRN, 1M TSFR +
8.00%, 13.463%, 2/4/28  4,077 3,995
67,912
Retail 0.6%
CNT Holdings I, FRN, 1M TSFR +
6.75%, 12.176%, 11/6/28  3,975 3,968
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.50%, 8.926%, 11/8/27  (2) 11,687 11,698
PetSmart, FRN, 1M TSFR + 3.75%,
9.198%, 2/11/28  6,958 6,845
22,511
Satellites 0.9%
Iridium Satellite, FRN, 1M TSFR +
2.50%, 7.848%, 9/20/30  31,607 31,594
Viasat, FRN, 1M TSFR + 4.50%, 9.96%,
5/30/30  5,095 4,889
36,483
Services 10.5%
Advantage Sales & Marketing, FRN,
1M TSFR + 4.50%, 10.176%, 10/28/27  3,953 3,864
AG Group Holdings, FRN, 1M TSFR +
4.00%, 9.348%, 12/29/28  4,012 3,873
Albion Financing 3, FRN, 3M TSFR +
5.25%, 10.924%, 8/17/26  (2) 12,652 12,631
Allied Universal Holdco, FRN, 1M
TSFR + 3.75%, 9.198%, 5/12/28  (2) 10,106 9,837
Allied Universal Holdco, FRN, 1M
TSFR + 4.75%, 10.098%, 5/12/28  (2) 9,990 9,853
Anticimex Global, FRN, 3M TSFR +
3.15%, 8.46%, 11/16/28  (2) 7,874 7,795
Ascend Learning, FRN, 1M TSFR +
3.50%, 8.948%, 12/11/28  14,641 14,289
Ascend Learning, FRN, 1M TSFR +
5.75%, 11.198%, 12/10/29  33,006 28,108
CD&R Firefly Bidco, FRN, 3M
EURIBOR + 4.75%, 8.698%, 6/21/28
(EUR)  1,500 1,614
Ceridian HCM Holding, FRN, 1M TSFR
+ 2.50%, 7.963%, 4/30/25  3,519 3,519
DG Investment Intermediate Holdings
2, FRN, 1M TSFR + 6.75%, 12.213%,
3/30/29  784 703

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dun & Bradstreet, FRN, 1M TSFR +
2.75%, 8.193%, 2/6/26  6,219 6,220
EG America, FRN, 1M TSFR + 4.00%,
9.496%, 2/7/28  2,380 2,276
EG America, FRN, 1M TSFR + 4.25%,
9.674%, 3/31/26  3,606 3,425
EG Finco, FRN, 3M EURIBOR + 7.00%,
10.972%, 4/30/27 (EUR)  12,935 12,499
GFL Environmental, FRN, 1M TSFR +
2.50%, 7.912%, 5/31/27  11,339 11,364
GTCR W Merger, FRN, 1M USD LIBOR
+ 3.00%, 9/21/30  (2) 41,825 41,773
HomeServe USA, FRN, 1M TSFR +
3.00%, 8.331%, 10/21/30  6,650 6,652
Mermaid Bidco, FRN, 1M TSFR +
4.50%, 9.875%, 12/22/27  10,138 10,132
Project Boost Purchaser, FRN, 1M
TSFR + 3.50%, 8.963%, 5/30/26  (2) 7,758 7,729
Project Boost Purchaser, FRN, 1M
TSFR + 3.50%, 8.963%, 6/1/26  2,744 2,738
Renaissance Holdings, FRN, 3M TSFR
+ 4.75%, 10.098%, 4/5/30  (2) 27,551 27,485
TK Elevator U.S. Newco, FRN, 6M
TSFR + 3.50%, 9.381%, 7/30/27  8,274 8,265
UKG, FRN, 1M TSFR + 4.50%, 9.988%,
5/4/26  3,107 3,115
UKG, FRN, 3M TSFR + 3.25%, 8.764%,
5/4/26  46,411 46,411
UKG, FRN, 3M TSFR + 5.25%,
10.764%, 5/3/27  118,465 118,392
USIC Holdings, FRN, 1M TSFR +
3.50%, 8.963%, 5/12/28  3,683 3,577
USIC Holdings, FRN, 1M TSFR +
6.50%, 11.963%, 5/14/29  6,785 6,134
414,273
Utilities 3.4%
Brookfield WEC Holdings, FRN, 1M
TSFR + 2.75%, 8.213%, 8/1/25  7,915 7,919
Brookfield WEC Holdings, FRN, 1M
TSFR + 3.75%, 9.098%, 8/1/25  12,320 12,336
Constellation Renewables, FRN, 3M
TSFR + 2.50%, 8.15%, 12/15/27  14,375 14,332
Generation Bridge Northeast, FRN, 1M
TSFR + 4.25%, 9.598%, 8/22/29  7,537 7,556
PG&E, FRN, 1M TSFR + 3.00%,
8.463%, 6/23/25  34,034 34,018
Pike, FRN, 1M TSFR + 3.00%, 8.463%,
1/21/28  (2) 9,969 9,959
Pike, FRN, 1M TSFR + 3.50%, 8.848%,
1/21/28  4,136 4,136
Talen Energy Supply, FRN, 1M TSFR +
4.50%, 9.869%, 5/17/30  (2) 23,317 23,384
Talen Energy Supply, FRN, 1M TSFR +
4.50%, 9.869%, 5/17/30  (2) 211 212
TerraForm Power Operating, FRN, 1M
TSFR + 2.50%, 7.99%, 5/21/29  21,323 21,131
134,983
Wireless Communications 2.5%
Asurion, FRN, 1M TSFR + 3.25%,
8.713%, 12/23/26  9,170 9,036
Par/Shares $ Value
(Amounts in 000s)
‡
Asurion, FRN, 1M TSFR + 3.25%,
8.713%, 7/31/27  5,270 5,149
Asurion, FRN, 1M TSFR + 4.25%,
9.698%, 8/19/28  5,237 5,145
Asurion, FRN, 1M TSFR + 5.25%,
10.713%, 1/31/28  22,105 19,792
Asurion, FRN, 1M TSFR + 5.25%,
10.713%, 1/20/29  61,590 54,384
Asurion, FRN, 3M TSFR + 4.00%,
9.448%, 8/19/28  4,421 4,331
97,837
Total Bank Loans (Cost $3,373,808) 3,363,073
CONVERTIBLE PREFERRED STOCKS 0.1%
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,857  (3)(4)(5) 3 2,821
Total Convertible Preferred Stocks
(Cost $2,857) 2,821
CORPORATE BONDS 10.0%
Aerospace & Defense 0.1%
TransDigm, 6.75%, 8/15/28  (6) 5,980 5,980
5,980
Airlines 0.1%
Mileage Plus Holdings, 6.50%,
6/20/27  (6) 2,228 2,216
2,216
Automotive 1.9%
Adient Global Holdings, 4.875%,
8/15/26  (6) 7,805 7,493
Ford Motor Credit, 4.063%, 11/1/24  4,500 4,398
Ford Motor Credit, 5.584%, 3/18/24  5,635 5,615
Ford Motor Credit, FRN, SOFR +
2.95%, 8.298%, 3/6/26  15,635 15,780
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 11.493%, 10/15/26  (6) 40,890 40,890
74,176
Banking 0.2%
Morgan Stanley, FRN, SOFR + 1.165%,
6.512%, 4/17/25  7,040 7,048
7,048
Broadcasting 0.5%
Neptune Bidco U.S., 9.29%,
4/15/29  (6) 3,905 3,641
Townsquare Media, 6.875%, 2/1/26  (6) 10,340 9,952
Univision Communications, 8.00%,
8/15/28  (6) 5,692 5,735
19,328
Cable Operators 0.7%
Altice Financing, 5.00%, 1/15/28  (6) 4,825 4,101
Altice France Holding, 10.50%,
5/15/27  (6) 17,255 9,167
CSC Holdings, 11.25%, 5/15/28  (6) 8,355 8,324
Radiate Holdco, 4.50%, 9/15/26  (6) 7,260 5,372
26,964

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Chemicals 0.2%
Avient, 5.75%, 5/15/25  (6) 4,400 4,367
Kobe U.S. Midco 2, 9.25% (PIK),
11/1/26, (9.25% Cash or 10.00%
PIK)  (6)(7) 5,168 3,773
8,140
Consumer Products 0.2%
Life Time, 8.00%, 4/15/26  (6) 6,385 6,377
6,377
Energy 0.7%
NGL Energy Operating, 7.50%,
2/1/26  (6) 10,440 10,453
Seadrill Finance, 8.375%, 8/1/30  (6) 3,464 3,542
SilverBow Resources, FRN, 3M TSFR
+ 7.75%, 13.138%, 12/15/28  (6) 5,805 5,689
Tallgrass Energy Partners, 6.00%,
3/1/27  (6) 660 634
Transocean, 11.50%, 1/30/27  (6) 4,574 4,746
Venture Global LNG, 9.50%, 2/1/29  (6) 3,855 3,975
29,039
Entertainment & Leisure 0.7%
Carnival, 7.00%, 8/15/29  (6) 1,995 2,025
Carnival, 9.875%, 8/1/27  (6) 7,410 7,734
Cinemark USA, 5.875%, 3/15/26  (6) 8,390 8,117
Cinemark USA, 8.75%, 5/1/25  (6) 1,860 1,874
NCL, 8.125%, 1/15/29  (6) 3,396 3,451
NCL, 8.375%, 2/1/28  (6) 3,095 3,188
26,389
Financial 1.8%
Acrisure, 7.00%, 11/15/25  (6) 6,765 6,655
Acrisure, 10.125%, 8/1/26  (6) 10,995 11,325
AG TTMT Escrow Issuer, 8.625%,
9/30/27  (6) 3,550 3,674
Alliant Holdings Intermediate, 6.75%,
10/15/27  (6) 3,790 3,624
Alliant Holdings Intermediate, 6.75%,
4/15/28  (6) 3,745 3,726
AssuredPartners, 5.625%, 1/15/29  (6) 4,990 4,447
AssuredPartners, 7.00%, 8/15/25  (6) 2,622 2,602
GTCR AP Finance, 8.00%, 5/15/27  (6) 4,060 4,040
HUB International, 7.00%, 5/1/26  (6) 3,825 3,806
HUB International, 7.25%, 6/15/30  (6) 9,985 10,210
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30  (6) 13,810 14,294
Ryan Specialty, 4.375%, 2/1/30  (6) 895 807
69,210
Gaming 0.0%
International Game Technology, 6.50%,
2/15/25  (6) 1,366 1,364
1,364
Health Care 0.5%
Bausch & Lomb Escrow, 8.375%,
10/1/28  (6) 4,050 4,141
CHS, 8.00%, 3/15/26  (6) 6,240 6,037
CHS, 8.00%, 12/15/27  (6) 4,205 3,974
LifePoint Health, 11.00%, 10/15/30  (6) 5,600 5,628
RegionalCare Hospital Partners
Holdings, 9.75%, 12/1/26  (6) 1,194 1,152
20,932
Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology 0.3%
Boxer Parent, 9.125%, 3/1/26  (6) 4,500 4,494
Central Parent, 8.00%, 6/15/29  (6) 2,220 2,273
Cloud Software Group, 9.00%,
9/30/29  (6) 6,380 5,734
12,501
Lodging 0.2%
Hilton Domestic Operating, 5.375%,
5/1/25  (6) 4,400 4,367
Park Intermediate Holdings, 7.50%,
6/1/25  (6) 4,300 4,311
8,678
Manufacturing 0.2%
Sensata Technologies, 5.00%,
10/1/25  (6) 4,400 4,317
Sensata Technologies, 5.625%,
11/1/24  (6) 2,970 2,974
7,291
Real Estate Investment Trust
Securities 0.1%
Service Properties Trust, 8.625%,
11/15/31  (6) 3,115 3,189
3,189
Satellites 0.2%
Connect Finco, 6.75%, 10/1/26  (6) 6,240 5,990
5,990
Services 0.6%
Allied Universal Holdco, 6.625%,
7/15/26  (6) 9,021 8,751
Allied Universal Holdco, 9.75%,
7/15/27  (6) 4,270 3,923
eG Global Finance, 12.00%,
11/30/28  (6) 4,000 4,160
GTCR W-2 Merger, 7.50%, 1/15/31  (6) 2,780 2,832
Sabre GLBL, 11.25%, 12/15/27  (6) 6,575 5,942
25,608
Telephones 0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 6.137%, 3/20/26  9,405 9,405
9,405
Utilities 0.6%
Talen Energy Supply, 8.625%,
6/1/30  (6) 5,165 5,398
Vistra, VR, 7.00%  (6)(8)(9) 13,780 13,022
Vistra Operations, 4.875%, 5/13/24  (6) 3,234 3,212
Vistra Operations, 5.125%, 5/13/25  (6) 901 885
22,517
Total Corporate Bonds (Cost
$401,929) 392,342

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS 8.4%
Money Market Funds 8.4%
T. Rowe Price Government Reserve
Fund, 5.42%  (10)(11) 332,888 332,888
Total Short-Term Investments (Cost
$332,888) 332,888
Total Investments in Securities
103.8% of Net Assets
(Cost $4,111,482) $ 4,091,124
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of November 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,821 and represents 0.1% of net assets.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $350,096 and represents
8.9% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Perpetual security with no stated maturity date.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 5.341% (SOFR) at Maturity, 12/20/23 17,000 31 — 31
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 5.341% (SOFR) at Maturity, 3/20/24 34,000 56 — 56
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 5.341% (SOFR) at Maturity, 6/20/24 5,750 53 — 53
Total Bilateral Total Return Swaps — 140
Total Bilateral Swaps — 140

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 2/23/24 USD 22,585 EUR 20,697 $ (29)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (29)

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 5,356+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
11/30/23
T. Rowe Price Government Reserve Fund, 5.42% $ 183,271  ¤   ¤ $ 332,888^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5,356 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $332,888.

T. ROWE PRICE Institutional Floating Rate Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $4,111,482) $ 4,091,124
Interest receivable 28,091
Receivable for investment securities sold 11,580
Receivable for shares sold 2,332
Cash 2,114
Unrealized gain on bilateral swaps 140
Total assets 4,135,381
Liabilities
Payable for investment securities purchased 178,608
Payable for shares redeemed 8,165
Investment management and administrative fees payable 2,040
Unrealized loss on forward currency exchange contracts 29
Other liabilities 4,450
Total liabilities 193,292
NET ASSETS $ 3,942,089
Net Assets Consist of:
Total distributable earnings (loss) $ (623,967)
Paid-in capital applicable to 420,214,943 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 4,566,056
NET ASSETS $ 3,942,089
NET ASSET VALUE PER SHARE
Institutional Class
(Net assets: $3,641,630; Shares outstanding: 388,164,241) $ 9.38
F Class
(Net assets: $300,155; Shares outstanding: 32,018,207) $ 9.37
Z Class
(Net assets: $304; Shares outstanding: 32,495) $ 9.37

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Investment Income (Loss)
Income
    Interest $ 186,442
Dividend 5,452
Total income 191,894
Expenses
Investment management and administrative expense 10,911
Administrative fee payment program fees - F Class 200
Miscellaneous 580
Waived / paid by Price Associates (1)
Net expenses 11,690
Net investment income 180,204
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (30,226)
Swaps 4,719
Forward currency exchange contracts 234
Foreign currency transactions 43
Net realized loss (25,230)
Change in net unrealized gain / loss
Securities 109,963
Swaps (2,011)
Forward currency exchange contracts (679)
Other assets and liabilities denominated in foreign currencies 89
Change in net unrealized gain / loss 107,362
Net realized and unrealized gain / loss 82,132
INCREASE IN NET ASSETS FROM OPERATIONS
$ 262,336

T. ROWE PRICE Institutional Floating Rate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 180,204 $ 374,060
Net realized loss (25,230) (233,595)
Change in net unrealized gain / loss 107,362 118,536
Increase in net assets from operations 262,336 259,001
Distributions to shareholders
Net earnings
Institutional Class (164,054) (324,555)
F Class (14,143) (38,544)
Z Class (14) (7,186)
Decrease in net assets from distributions (178,211) (370,285)
Capital share transactions
*
Shares sold
Institutional Class 350,513 1,085,575
F Class 38,380 151,809
Z Class – 31,000
Distributions reinvested
Institutional Class 134,416 244,295
F Class 14,080 38,338
Z Class 14 7,013
Shares redeemed
Institutional Class (594,270) (3,548,724)
F Class (114,104) (564,427)
Z Class – (328,015)
Decrease in net assets from capital share transactions (170,971) (2,883,136)
Net Assets
Decrease during period (86,846) (2,994,420)
Beginning of period 4,028,935 7,023,355
End of period $ 3,942,089 $ 4,028,935
*Share information (000s)
Shares sold
Institutional Class 37,502 117,413
F Class 4,108 16,407
Z Class – 3,337
Distributions reinvested
Institutional Class 14,360 26,473
F Class 1,506 4,160
Z Class 1 762
Shares redeemed
Institutional Class (63,657) (385,016)
F Class (12,226) (61,049)
Z Class – (35,577)
Decrease in shares outstanding (18,406) (313,090)

T. ROWE PRICE Institutional Floating Rate Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Floating Rate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund has three classes of shares: the
Institutional Floating Rate Fund (Institutional Class), the Institutional Floating Rate Fund–F Class (F Class) and the Institutional
Floating Rate Fund–Z Class (Z Class). F Class shares are available only through financial advisors and certain third-party intermediaries that have entered into an administrative fee agreement with T. Rowe Price Services, Inc. The F Class participates in a Board-approved administrative fee payment program pursuant to which the fund compensates certain financial intermediaries for various shareholder and administrative services they provide to underlying investors. The Z Class is only available to funds advised by T. Rowe Price
Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The F Class pays certain shareholder and administrative expenses at a rate of up to
0.15% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,

T. ROWE PRICE Institutional Floating Rate Fund

2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one

T. ROWE PRICE Institutional Floating Rate Fund

exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 3,286,723 $ 76,350 $ 3,363,073
Convertible Preferred Stocks — — 2,821 2,821
Corporate Bonds — 392,342 — 392,342
Short-Term Investments 332,888 — — 332,888
Total Securities 332,888 3,679,065 79,171 4,091,124
Swaps — 140 — 140
Total $ 332,888 $ 3,679,205 $ 79,171 $ 4,091,264
Liabilities
Forward Currency Exchange Contracts $ — $ 29 $ — $ 29

T. ROWE PRICE Institutional Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2023, totaled $2,793,000 for the six months ended November 30, 2023. During the six months, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
11/30/23
Investment in Securities
Bank Loans $ 142,678 $ 3,145 $ 8,365 $ (39,119) $ 17,822 $ (56,541) $ 76,350
Convertible Preferred Stocks 2,600 221 — — — — 2,821
Total $ 145,278 $ 3,366 $ 8,365 $ (39,119) $ 17,822 $ (56,541) $ 79,171
($000s) Location on Statement of
Assets and Liabilities Fair Value
Assets
Credit derivatives
Bilateral Swaps
$ 140
Total $ 140
Liabilities
Foreign exchange derivatives
Forwards
$ 29
Total $ 29

T. ROWE PRICE Institutional Floating Rate Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 234 $ — $ 234
Credit derivatives — 4,719 4,719
Total $ 234 $ 4,719 $ 4,953
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (679) $ — $ (679)
Credit derivatives — (2,011) (2,011)
Total $ (679) $ (2,011) $ (2,690)

T. ROWE PRICE Institutional Floating Rate Fund

securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

T. ROWE PRICE Institutional Floating Rate Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders.
Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none)
and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,030,185,000 and $1,119,441,000, respectively, for the six months ended November 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $573,724,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $4,116,822,000. Net unrealized loss aggregated $25,321,000 at period-end, of which $33,502,000 related to appreciated investments and $58,823,000 related to depreciated investments.

T. ROWE PRICE Institutional Floating Rate Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
The Z Class is subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the
Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30,
2023 as indicated in the table below. At November 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-
approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At
November 30, 2023, approximately 26% of the Institutional Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Z Class
Expense limitation/I Class Limit 0.00%
Expense limitation date N/A
(Waived)/repaid during the period ($000s) $(1)

T. ROWE PRICE Institutional Floating Rate Fund

NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing Rate (SOFR)
plus 0.10% per annum, (b) Federal Funds Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At November 30,
2023, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was
$1,150,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Floating Rate Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and
Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
Votes For Votes Withheld
Melody Bianchetto 355,705,606 1,633,212
Mark J. Parrell 355,307,082 2,031,732
Kellye L. Walker 355,511,653 1,827,166
Eric L. Veiel 355,458,183 1,880,633

T. ROWE PRICE Institutional Floating Rate Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity
Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-
functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment
Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions)
into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E170-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024